GoodWill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
Schedule of goodwill
	As of December 31,
	2020	2021
	RMB	RMB
Beginning Balance	1,533,485	1,533,485
Acquisitions	—	14,051
Impairment loss	—	(1,504,525)
Ending Balance	1,533,485	43,011